Financial Instruments (Details) - CLP ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Financial Instruments [Line Items]
Other financial assets		$ 10,724,196	$ 8,406,491
Cash and cash equivalents		170,044,602	134,033,183	$ 192,554,239	$ 214,774,876
Accounts receivable - trade and other receivable (net)		286,213,598	280,788,133
Acoounts receivable from related companies		5,810,764	3,536,135
Total financial assets		472,793,160	426,763,942
Other current non-financial liabilities		74,298,299	71,369,972
Other current financial liabilities		53,591,658	66,679,933
Trade and other current payables		281,681,553	259,739,479
Current payables to related parties		10,069,043	9,530,071
Total financial liabilities		345,342,254	335,949,483
Other non-current financial assets		1,918,191	203,784
Accounts receivable - trade and other receivable (net)		3,330,606	3,563,797
Acoounts receivable from related companies		258,471	356,665
Total financial assets		5,507,268	4,124,246
Other non-current financial liabilities		161,001,732	117,944,033
Account payable- trade and other payable		541,783	1,082,898
Accounts payable to related entities		0	0
Total financial liabilities		161,543,515	119,026,931
Bank borrowings [Member]
Disclosure of Financial Instruments [Line Items]
Other current non-financial liabilities		24,623,746	39,079,561
Other current financial liabilities	[1]	24,623,746	39,079,561
Other non-current financial liabilities	[1]	73,886,831	29,606,398
Bond payable [Member]
Disclosure of Financial Instruments [Line Items]
Other current non-financial liabilities		3,306,135	3,250,023
Other non-current financial liabilities		69,476,612	70,836,716
Financial leases obligations [Member]
Disclosure of Financial Instruments [Line Items]
Other current non-financial liabilities		176,586	215,950
Other current financial liabilities	[1]	176,586	215,950
Other non-current financial liabilities	[1]	17,638,289	17,500,919
Derivative hedge liabilities [Member]
Disclosure of Financial Instruments [Line Items]
Other current non-financial liabilities		10,416,675	11,118,676
Other non-current financial liabilities		0	0
Liability coverage [Member]
Disclosure of Financial Instruments [Line Items]
Other current non-financial liabilities		1,840,188	0
Other current financial liabilities	[2]	1,840,188	0
Other non-current financial liabilities	[2]	0	0
Deposits for return of bottles and containers [Member]
Disclosure of Financial Instruments [Line Items]
Other current non-financial liabilities		13,228,328	13,015,723
Other current financial liabilities		13,228,328	13,015,723
Other non-current financial liabilities		0	0
Derivative financial instruments [Member]
Disclosure of Financial Instruments [Line Items]
Other financial assets		3,158,391	479,492
Other non-current financial assets		0	0
Market securities and investments in other companies [Member]
Disclosure of Financial Instruments [Line Items]
Other financial assets		7,565,805	7,821,546
Other non-current financial assets		0	0
Derivative hedge assets [Member]
Disclosure of Financial Instruments [Line Items]
Other financial assets		0	105,453
Other non-current financial assets		$ 1,918,191	$ 203,784

[1]	See Note 5.
[2]	See Note 7.